Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2024
Variable Interest Entities
Schedule of key terms of each of the NMTC transactions

The following table summarizes the key terms of each of the NMTC transactions:

Transaction Date	Loan to Investment Fund (in millions)	Interest Rate on Loan to Investment Fund	Maturity Date	Bank Investment (in millions)	Loan to Unicom (in millions)	Interest Rate on Loan(s) to Unicom	Expected Put Option Exercise
March 21, 2017	$6.7	1.0%	March 21, 2040	$3.3	$9.8	0.7%	March 2024(1)
December 22, 2017	$10.4	1.0%	December 22, 2047	$5.1	$14.7	0.7% to 1.2%	December 2024(2)
October 2, 2019	$4.8	1.0%	October 2, 2049	$2.2	$6.7	1.8%	October 2026
November 24, 2020	$11.5	1.0%	November 24, 2050	$4.9	$15.8	0.8%	November 2027
March 29, 2022	$13.2	1.0%	March 29, 2052	$5.6	$18.2	0.7% to 1.4%	March 2029
December 21, 2022	$5.9	1.0%	December 21, 2052	$2.6	$8.2	1.4%	December 2029
May 2, 2023	$6.4	1.3%	May 2, 2053	$2.8	$9.0	1.0%	May 2030
(1)	Exercised in April 2024 as there is an 180 day window for the put to be exercised after the seventh anniversary
(2)	Exercised in December 2024